Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Due to related party	$ (611)	$ (4,750)
Due from related party	39,023	40,686
Advances for vessels and drillships under construction for the year/period	679,008	1,201,807	1,027,889
Accounts payable and other current liabilities	102,528	130,728
Other current assets	133,875	122,775
Other non-current assets	103,435	83,290
Drilling rigs, drillships, machinery and equipment, net	5,828,231	4,446,730
TMS Bulkers
Due from related party	29,059	30,473
TMS Tankers
Due from related party	9,964	9,270
Cardiff Marine Inc.
Due to related party	(3)	(2,080)
Sigma and Blue Fin pool
Due to related party	(336)	0
Due from related party	0	943
Trade Accounts Receivable - Accrued Receivables	386	818
Other current assets	0	2,658
Other non-current assets	0	275
Cardiff/TMS Bulkers/TMS Tankers
Advances for vessels and drillships under construction for the year/period	4,778	7,648
Vessels, net	6,815	7,472
Vivid
Due to related party	(48)	(1,707)
Tri-Ocean Heidmar
Due to related party	(43)	(43)
Fabiana
Due to related party	0	(918)
Cardiff/ Cardiff Drilling
Drilling rigs, drillships, machinery and equipment, net	5,692	0
Cardiff Tankers
Due to related party	$ (181)	$ (2)